K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

February 28, 2017

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:        GuideStone Funds:     Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund, Defensive Market Strategies Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Global Natural Resources Equity Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund (collectively, the “Funds”).

Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

  Transmitted herewith for filing on behalf of the above-named series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 66 to the Trust’s Registration Statement under the 1933 Act on Form N-1A, and Post-Effective Amendment No. 68 under the Investment Company Act of 1940 (the “Post-Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to, among other things, reflect the termination of two of its series, the MyDestination 2005 Fund and the Flexible Income Fund. Additionally, the Post-Effective Amendment incorporates revised glide paths and related disclosure

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for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund, and incorporates disclosure regarding an investment sub-adviser for the Equity Index Fund, Value Equity Fund, International Equity Index Fund and Global Natural Resources Equity Fund that was appointed in June 2016. The Trust has also made other non-material, clarifying, updating or stylistic changes to the Funds’ prospectus and SAI. The Post-Effective Amendment will become effective on May 1, 2017 in accordance with Rule 485(a)(1) under the 1933 Act.

  The Trust will file by subsequent amendment its financial statements for the fiscal year ended December 31, 2016 as well as other information permitted to be included in such an amendment by Rule 485(b) under the 1933 Act. Pursuant to Rule 472(a) under the 1933 Act, the Post-Effective Amendment has been marked to reflect the changes effected by the Post-Effective Amendment.

  Please contact Fatima S. Sulaiman at (202) 778-9082 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Fatima S. Sulaiman

Fatima S. Sulaiman